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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

810 Wright’s Summit Parkway Suite 100 Ft. Wright, Kentucky	41011
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3433

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AlphaMark Large Cap Growth Fund
Schedule of Investments
November 30, 2017 (Unaudited)

Common Stocks - 98.9%	Shares	Value
Consumer Discretionary - 13.7%
Auto Components - 3.4%
Lear Corporation	4,500	$814,005

Automobiles - 3.4%
General Motors Company	19,195	827,113

Specialty Retail - 3.6%
Ross Stores, Inc.	11,506	874,801

Textiles, Apparel & Luxury Goods - 3.3%
PVH Corporation	6,020	809,991

Consumer Staples - 6.1%
Food Products - 3.4%
Tyson Foods, Inc. - Class A	9,863	811,232

Personal Products - 2.7%
Estée Lauder Companies, Inc. (The) - Class A	5,287	659,976

Energy - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Andeavor	8,622	909,362
Continental Resources, Inc. *	14,265	675,162
EOG Resources, Inc.	9,093	930,396
		2,514,920
Financials - 16.6%
Banks - 3.1%
Fifth Third Bancorp	25,080	765,191

Capital Markets - 3.9%
Goldman Sachs Group, Inc. (The)	3,800	941,032

Diversified Financial Services - 3.4%
Intercontinental Exchange, Inc.	11,655	832,750

Insurance - 3.3%
Fairfax Financial Holdings Ltd.	1,468	798,107

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.9% (Continued)	Shares	Value
Financials - 16.6% (Continued)
Thrifts & Mortgage Finance - 2.9%
New York Community Bancorp, Inc.	52,850	$705,019

Health Care - 6.8%
Biotechnology - 3.7%
Amgen, Inc.	5,069	890,421

Pharmaceuticals - 3.1%
Mylan N.V. *	20,782	759,166

Industrials - 12.5%
Air Freight & Logistics - 3.7%
XPO Logistics, Inc. *	11,450	904,894

Airlines - 2.9%
Delta Air Lines, Inc.	13,474	713,044

Commercial Services & Supplies - 2.8%
Waste Management, Inc.	8,185	673,216

Electrical Equipment - 3.1%
Rockwell Automation, Inc.	3,878	748,764

Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corporation - Class A	8,492	769,291

IT Services - 3.8%
Total System Services, Inc.	12,300	914,628

Semiconductors & Semiconductor Equipment - 7.9%
Broadcom Ltd.	2,406	668,724
KLA-Tencor Corporation	6,431	657,505
Skyworks Solutions, Inc.	5,750	602,255
		1,928,484
Software - 3.5%
Cadence Design Systems, Inc. *	19,653	862,963

Materials - 7.3%
Chemicals - 4.0%
Celanese Corporation - Series A	4,640	497,593

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 98.9% (Continued)	Shares	Value
Materials - 7.3% (Continued)
Chemicals - 4.0% (Continued)
Eastman Chemical Company	5,183	$478,754
		976,347
Containers & Packaging - 3.3%
Packaging Corporation of America	6,840	811,224

Telecommunication Services - 7.2%
Diversified Telecommunication Services - 5.4%
Verizon Communications, Inc.	11,662	593,479
Vonage Holdings Corporation *	71,561	728,491
		1,321,970
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc. *	7,020	428,712

Total Common Stocks (Cost $15,876,316)		$24,057,261

Money Market Funds - 0.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.97% (a) (Cost $221,589)	221,589	$221,589

Total Investments at Value - 99.8% (Cost $16,097,905)		$24,278,850

Other Assets in Excess of Liabilities - 0.2%		59,505

Total Net Assets - 100.0%		$24,338,355

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund (the “Fund”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities, including common stocks, which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments by security type, as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,057,261	$-	$-	$24,057,261
Money Market Funds	221,589	-	-	221,589
Total	$24,278,850	$-	$-	$24,278,850

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any transfers into or out of any Level as of November 30, 2017. The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$16,097,905

Gross unrealized appreciation	$8,458,623
Gross unrealized depreciation	(277,678)

Net unrealized appreciation	$8,180,945

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	December 27, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 27, 2017

*	Print the name and title of each signing officer under his or her signature.